Common shares - Schedule of Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended	4 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	49,999,998	100,384,435	49,999,998	49,999,998
Cancellation of Predecessor equity (in shares)		(100,384,435)
Shares issued upon emergence (in shares)	49,999,998	49,999,998		29,866,505
Ending balance (in shares)	49,999,998	49,999,998	79,866,503
Par value, beginning balance (usd per share)	$ 0.01	$ 0.10		$ 0.01
Cancellation of Predecessor equity (usd per share)		0.10
Issuance of Successor common stock (usd per share)		0.01		$ 0.01
Ending balance (usd per share)	$ 0.01	$ 0.01	$ 0.01
Beginning balance	$ 500	$ 10,038	$ 500	$ 500
Issuance of Successor common stock		1,495,000	1,244,000	$ 299
Ending balance	$ 500	$ 500	$ 799